CAPITAL RESERVE (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Summary of Capital Reserve

	Six Months Ended June 30,
	2025	2024
Opening carrying amount	78,037	74,166
Issue of ordinary shares (Note 11)	147	—
Share options and warrants exercised (Notes 11, 13, 14)	302	991
Issue of ordinary shares as a payment of consideration for OddsJam acquisition (Note 5)	9,971	—
Issue of restricted shares (Notes 11, 14)	498	439
Issue of ordinary shares to satisfy employee entitlements arising from the vesting of Restricted Share Units (Note 13, 14)	1,366	—
Share options expired (Notes 13, 14)	13	182
Closing carrying amount	90,334	75,778